FORM 13F

















                     (SEC USE ONLY)

Name of Reporting Manager:PCJ Investment Counsel
Ltd.



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6


Item 7
Item 8


Name of Issuer



Shares of
Investment Discretion

Mgrs
Voting Authority (Shares)

Title of
Cusip
Fair Market
Principal
A) Sole
B) Shared -
C) Shared
See
A) Sole
B) Shared
C) None

Class
Number
Value $
Amount

As
Defined
Other
Instr.
V









in Instr.V





Bank of Nova Scotia
Common
064149107
61,602,060
1,364,481
1,364,481
N/A
N/A

N/A
1,364,481
N/A
Canadian Natural Resources
Common
136385101
51,597,827
751,488
751,488
N/A
N/A

N/A
751,488
N/A
CIBC
Common
136069101
44,201,457
769,398
769,398
N/A
N/A

N/A
769,398
N/A
EnCana Corp.
Common
292505104
78,215,501
1,223,638
1,223,638
N/A
N/A

N/A
1,223,638
N/A
Manulife Financial Corp.
Common
56501R106
70,346,291
1,953,812
1,953,812
N/A
N/A

N/A
1,953,812
N/A
Potash Corp of Saskatchewan
Common
73755L107
57,947,856
446,546
446,546
N/A
N/A

N/A
446,546
N/A
Research in Motion
Common
760975102
47,892,015
710,063
710,063
N/A
N/A

N/A
710,063
N/A
Royal Bank of Canada
Common
780087102
78,412,013
1,650,839
1,650,839
N/A
N/A

N/A
1,650,839
N/A
Suncor Energy Inc.
Common
867229106
54,222,321
1,310,204
1,310,204
N/A
N/A

N/A
1,310,204
N/A
Toronto Dominion Bank
Common
891160509
62,587,604
1,038,435
1,038,435
N/A
N/A

N/A
1,038,435
N/A



607,024,946
11,218,904
11,218,904




11,218,904